CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (129.2)	$ (112.3)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	92.7	97.9
Equity in (earnings) losses of unconsolidated subsidiary	(7.1)	1.3
Deferred income taxes	2.1	0.1
Pension and other postretirement benefits (income) expense	(1.8)	3.2
Share-based compensation expense	7.8	4.3
Loss on disposals of property and equipment	0.3	1.3
Other	0.6	6.0
Changes in current assets and liabilities:
Receivables - trade and other	47.7	8.8
Prepaid expenses and other current assets	(2.0)	0.2
Accounts payable	(9.0)	0.6
Accrued income taxes	(4.0)	(4.1)
Other current liabilities	3.3	(7.9)
Other postretirement benefit claims paid	(0.2)	(0.5)
Contributions to pension plans	(1.3)	(5.6)
Deferred revenue	(6.8)	3.0
Net changes in other noncurrent assets and liabilities	(11.2)	(7.4)
Net cash used in operating activities	(18.1)	(11.1)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(70.4)	(35.4)
Purchase of rigs	0.0	(70.8)
Repayments of note receivable from unconsolidated subsidiary	1.5	1.3
Proceeds from disposals of property and equipment	0.4	1.3
Net cash used in investing activities	(68.5)	(103.6)
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares repurchased for tax withholdings on vesting of restricted share units	(3.3)	(3.3)
Net cash used in financing activities	(3.3)	(3.3)
DECREASE IN CASH AND CASH EQUIVALENTS	(89.9)	(118.0)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,026.7	1,332.1
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 936.8	$ 1,214.1